Revenue - Summary of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,953	$ 1,592
Deliveries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,041	854
Mobility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	668	577
Financial services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	242	159
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2	$ 2